CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
Cash and cash equivalents were as follows as of December 31, 2025, and 2024:

(in USD)	2025	2024
Bank accounts:
In COP	$5,314,227	$1,619,998
In CRC	60,877	10,464
In PEN	522,422	611,247
In MXN	2,067,614	—
In USD	19,358,328	26,585,638
Total	$27,323,468	$28,827,347